RELATED PARTY DISCLOSURES - Transactions with Key Management (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
RELATED PARTY DISCLOSURES
Short-term employee benefits	€ 1,562	€ 1,262	€ 1,332